page>

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------
LONG POSITIONS (e)# - 100%

COMMON STOCKS - 93.3%
CAPITAL MARKETS - 3.9%
SECURITIES & ASSET MANAGEMENT - 3.9%
                 2,500  Edwards (A.G.), Inc.                                   $     112,031
                 1,500  Franklin Resources, Inc.                                      54,315
                 2,500  Goldman Sachs Group, Inc. (The)                              205,312
                 4,200  John Hancock Financial Services, Inc.                        132,300
                   200  Lehman Brothers Holdings Inc.                                  9,913
                 2,600  Merrill Lynch & Co., Inc.                                    150,475
                   400  Morgan Stanley Dean Witter & Co.                              25,350
                 2,400  Stilwell Financial Inc.                                       78,000
                 4,800  TD Waterhouse Group, Inc.(+)                                  63,600
                                                                         -----------------------
                                                                                     831,296
                                                                         -----------------------
COMPUTER HARDWARE - 2.3%
COMPUTER HARDWARE & BUSINESS MACHINES - 2.3%
                 2,800  Cisco Systems Inc.(+)                                        134,050
                 3,700  Compaq Computer Corp.                                         79,550
                 2,500  Dell Computer Corp.(+)                                        48,125
                 5,800  Quantum Corp. - DLT & Storage Systems(+)                      78,300
                   200  Redback Networks Inc.(+)                                      13,963
                 1,700  Sun Microsystems, Inc.(+)                                    129,306
                                                                         -----------------------
                                                                                     483,294
                                                                         -----------------------
CONSUMER CYCLICAL - 5.3%
AIRLINES - 0.5%
                 3,300  AMR Corp.(+)                                                 110,344
                                                                         -----------------------
APPAREL & TEXTILES - 0.6%
                 4,200  Jones Apparel Group, Inc.(+)                                 137,287
                                                                         -----------------------
HOTELS - 1.2%
                 4,200  Marriott International, Inc.                                 174,037
                 2,200  Starwood Hotels & Resorts Worldwide, Inc.                     70,400
                                                                         -----------------------
                                                                                     244,437
                                                                         -----------------------
MOTOR VEHICLES & PARTS - 2.4%
                 5,600  Dana Corp.                                                    93,800
                18,509  Delphi Automotive Systems                                    255,655
                   800  General Motors Corp.                                          39,600
                 1,900  Johnson Controls, Inc.                                       104,738
                   296  Visteon Corp.                                                  4,403
                                                                         -----------------------
                                                                                     498,196
                                                                         -----------------------
PUBLISHING - 0.6%
                 2,200  Knight-Ridder, Inc.                                          113,163
                   600  New York Times Co. (The) Cl A                                 21,188
                                                                         -----------------------
                                                                                     134,351
                                                                         -----------------------
                                                                                   1,124,615
                                                                         -----------------------

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------

CONSUMER SERVICES - 2.7%
LEISURE - 0.0%
                   100  International Game Technology(+)                         $     4,463
                                                                         -----------------------
MEDIA - 2.7%
                 8,900  Comcast Corp. Cl A(+)                                        342,093
                 3,100  Fox Entertainment Group, Inc. Cl A(+)                         49,600
                 1,300  Gannett Co., Inc.                                             69,713
                 1,600  Time Warner Inc.(+)                                           99,200
                                                                         -----------------------
                                                                                     560,606
                                                                         -----------------------
                                                                                     565,069
                                                                         -----------------------
CONSUMER STABLE - 7.0%
FOOD & BEVERAGE - 2.3%
                 3,800  Heinz (H.J.) Co.                                             173,375
                 1,200  Kellogg Co.                                                   29,550
                 2,000  Quaker Oats Co. (The)                                        173,875
                 1,700  Unilever N.V. New York Shares                                105,506
                                                                         -----------------------
                                                                                     482,306
                                                                         -----------------------
HOME PRODUCTS - 2.9%
                 1,800  Clorox Co.                                                    80,438
                 3,200  Estee Lauder Companies, Inc.                                 138,600
                 6,100  Gillette Co.                                                 206,638
                 2,600  Procter & Gamble Co. (The)                                   194,675
                                                                         -----------------------
                                                                                     620,351
                                                                         -----------------------
TOBACCO - 1.8%
                 9,900  Philip Morris Companies Inc.                                 378,056
                                                                         -----------------------
                                                                                   1,480,713
                                                                         -----------------------
ENERGY - 8.4%
ENERGY RESERVES & PRODUCTION - 5.6%
                 2,100  Anadarko Petroleum Corp.                                     124,950
                 4,700  Chevron Corp.                                                384,812
                   400  Devon Energy Corp.                                            19,700
                   300  El Paso Energy Corp.                                          18,019
                 2,900  Exxon Mobil Corp.                                            255,200
                 5,600  Royal Dutch Petroleum Co.
                          New York Shares(i)                                         334,250
                 1,500  Williams Companies, Inc. (The)                                53,063
                                                                         -----------------------
                                                                                   1,189,994
                                                                         -----------------------
OIL REFINING - 0.8%
                 2,800  Texaco Inc.                                                  162,575
                                                                         -----------------------
OIL SERVICES - 2.0%
                 4,400  Baker Hughes Inc.                                            145,475
                 1,400  Cooper Cameron Corp.(+)                                       75,950
                   800  Diamond Offshore Drilling, Inc.                               24,150
                 7,900  Global Marine Inc.(+)                                        173,306
                                                                         -----------------------
                                                                                     418,881
                                                                         -----------------------
                                                                                   1,771,450
                                                                         -----------------------

The Accompanying Notes are an Integral Part of the Financial Statements.   1

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
NOVEMBER 30, 2000

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------
FINANCE - 14.0%
BANKS - 7.2%
                 8,300  Amsouth Bancorporation                                 $     123,463
                 1,400  Bank One Corp.                                                50,138
                 5,300  Banknorth Group Inc.                                         101,694
                   900  Compass Bancshares Inc.                                       17,775
                 3,700  First Tennessee National Corp.                                93,425
                 1,600  First Union Corp.                                             40,200
                 6,700  Hibernia Corp. Cl A                                           79,981
                 6,600  KeyCorp                                                      164,588
                 5,400  National Commerce Bancorporation                             118,800
                 2,300  North Fork Bancorporation, Inc.                               48,731
                 3,400  PNC Bank Corp.                                               226,099
                   100  Regions Financial Corp.                                        2,425
                 3,400  SouthTrust Corp.                                             114,750
                 2,000  Summit Bancorp                                                74,375
                   200  TCF Financial Corp.                                            8,138
                10,900  U.S. Bancorp                                                 263,643
                                                                         -----------------------
                                                                                   1,528,225
                                                                         -----------------------
FINANCIAL SERVICES - 4.4%
                 2,900  AON Corp.                                                     90,081
                 3,400  Associates First Capital Corp.                               120,063
                 3,900  Capital One Financial Corp.                                  217,668
                 5,100  Cendant Corp.(+)                                              46,856
                 5,900  CIT Group Inc.                                                99,194
                 3,000  Countrywide Credit Industries, Inc.                          111,375
                   200  Fannie Mae                                                    15,800
                   500  Federal Home Loan Mortgage Corp.                              30,219
                 2,100  Providian Financial Corp.                                    188,999
                                                                         -----------------------
                                                                                     920,255
                                                                         -----------------------
THRIFTS - 2.4%
                 6,500  Dime Bancorp, Inc.                                           161,688
                 5,600  GreenPoint Financial Corp.                                   170,100
                 4,000  Washington Mutual, Inc.                                      181,750
                                                                         -----------------------
                                                                                     513,538
                                                                         -----------------------
                                                                                   2,962,018
                                                                         -----------------------
HEALTH SERVICES & SYSTEMS - 2.0%
MEDICAL PRODUCTS & SUPPLIES - 1.1%
                 2,700  Bard (C.R.), Inc.                                            132,975
                   900  Boston Scientific Corp.(+)                                    11,588
                 1,700  St. Jude Medical, Inc.(+)                                    101,256
                                                                         -----------------------
                                                                                     245,819
                                                                         -----------------------
MEDICAL PROVIDERS & SERVICES - 0.9%
                 1,000  HCA - The Healthcare Co.                                      41,438
                 3,300  Tenet Healthcare Corp.(+)                                    140,456
                                                                         -----------------------
                                                                                     181,894
                                                                         -----------------------
                                                                                     427,713
                                                                         -----------------------
INDUSTRIAL CYCLICAL - 9.5%
CHEMICALS - 3.0%
                 5,700  Air Products & Chemicals, Inc.                               196,293

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------

                 1,300  PPG Industries, Inc.                                    $     54,194
                 5,200  Praxair, Inc.                                                186,875
                 4,000  Rohm and Haas Co.                                            119,000
                 1,200  Union Carbide Corp.                                           51,825
                                                                         -----------------------
                                                                                     608,187
                                                                         -----------------------
DEFENSE/AEROSPACE - 0.1%
                 500  Goodrich (B.F.) Co. (The)                                       18,938
                                                                         -----------------------
ELECTRICAL EQUIPMENT - 1.0%
                   900  Corning Inc.                                                  52,650
                 1,600  Eaton Corp.                                                  112,200
                   500  Nortel Networks Corp.                                         18,875
                   400  Tellabs, Inc.(+)                                              21,200
                                                                         -----------------------
                                                                                     204,925
                                                                         -----------------------
FOREST PRODUCTS & PAPER - 1.2%
                 1,200  Kimberly-Clark Corp.                                         83,925
                 6,900  Smurfit-Stone Container Corp.(+)                             87,113
                 2,000  Temple-Inland Inc.                                           92,000
                                                                         -----------------------
                                                                                    263,038
                                                                         -----------------------
HEAVY ELECTRICAL EQUIPMENT - 1.0%
                 5,300  Cooper Industries, Inc.                                     216,305
                                                                         -----------------------
HEAVY MACHINERY - 0.1%
                   700  Caterpillar Inc.                                             27,519
                                                                         -----------------------
INDUSTRIAL PARTS - 0.8%
                   400  Ingersoll-Rand Co.                                           16,100
                   300  ITT Industries, Inc.                                          9,994
                 1,200  Parker-Hannifin Corp.                                        46,425
                 2,000  Tyco International Ltd.                                     105,500
                                                                         -----------------------
                                                                                    178,019
                                                                         -----------------------
RAILROADS - 1.9%
                 4,000  Burlington Northern Santa Fe Corp.                           101,250
                 6,400  Union Pacific Corp.                                          297,599
                                                                         -----------------------
                                                                                     398,849
                                                                         -----------------------
TRUCKING & SHIPPING & AIR FREIGHT - 0.4%
                 1,500  C.H. Robinson Worldwide, Inc.                                 84,938
                                                                         -----------------------
                                                                                   2,000,718
                                                                         -----------------------
INSURANCE - 9.0%
LIFE & HEALTH INSURANCE - 5.4%
                   800  Aetna Inc.                                                    53,850
                 1,500  Aflac Inc.                                                   105,563
                 1,800  American General Corp.                                       134,888
                 2,600  CIGNA Corp.                                                  342,549
                 2,800  Lincoln National Corp.                                       126,525
                 6,700  MetLife, Inc.                                                198,488
                 4,600  Torchmark Corp.                                              174,800
                                                                         -----------------------
                                                                                   1,136,663
                                                                         -----------------------
PROPERTY AND CASUALTY INSURANCE - 3.6%
                 3,600  Allstate Corp.                                               137,700
                 2,300  Ambac Financial Group, Inc.                                  175,663

2   The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------
                 2,900  Hartford Financial Services Group Inc. (The)          $      205,175
                 3,600  MBIA Inc.                                                    247,949
                                                                         -----------------------
                                                                                     766,487
                                                                         -----------------------
                                                                                   1,903,150
                                                                         -----------------------
PHARMACEUTICALS - 5.1%
DRUGS - 5.1%
                 1,000  Alza Corp.(+)                                                 44,375
                   700  Forest Laboratories, Inc. Cl A(+)                             94,850
                   600  Genzyme Corp.(+)                                              52,688
                 1,000  Human Genome Sciences, Inc.(+)                                62,188
                   400  Incyte Pharmaceuticals, Inc.(+)                               10,600
                 1,300  Lilly (Eli) & Co.                                            121,794
                 3,100  Merck & Co., Inc.                                            287,330
                   300  Pfizer, Inc.                                                  13,294
                 2,300  Pharmacia Corp.                                              140,300
                 4,400  Schering-Plough Corp.                                        246,675
                                                                         -----------------------
                                                                                   1,074,094
                                                                         -----------------------
REAL ESTATE INVESTMENT TRUSTS - 1.4%
                 2,000  Crescent Real Estate Equities Co.                             44,500
                 2,100  Equity Office Properties Trust                                63,656
                   600  Equity Residential Properties Trust                           30,600
                   100  Kimco Realty Corp.                                             4,125
                 2,500  Prologis Trust                                                52,500
                 2,200  Public Storage, Inc.                                          48,263
                 1,600  Vornado Realty Trust                                          59,100
                                                                         -----------------------
                                                                                     302,744
                                                                         -----------------------
RETAIL - 3.6%
CLOTHING STORES - 1.7%
                   200  Abercrombie & Fitch Co. Cl A(+)                                4,175
                 2,500  Gap, Inc. (The)                                               62,344
                 5,100  Limited, Inc. (The)                                           99,131
                 7,300  TJX Companies, Inc. (The)                                    187,062
                                                                         -----------------------
                                                                                     352,712
                                                                         -----------------------
DEPARTMENT STORES - 0.6%
                   400  Federated Department Stores, Inc.(+)                          12,200
                   300  May Department Stores Co. (The)                                8,419
                 3,800  Target Corp.                                                 114,237
                                                                         -----------------------
                                                                                     134,856
                                                                         -----------------------
GROCERY STORES - 0.5%
                 3,800  Kroger Co. (The)(+)                                          100,700
                                                                         -----------------------
SPECIALTY STORES - 0.8%
                 2,400  Best Buy Co., Inc.(+)                                         61,800
                 1,000  Grainger (W.W.), Inc.                                         36,563
                 1,800  Home Depot, Inc.                                              70,538
                                                                         -----------------------
                                                                                     168,901
                                                                         -----------------------
                                                                                     757,169
                                                                         -----------------------
SEMICONDUCTORS - 1.7%
                 1,800  Altera Corp.(+)                                               43,088
                   200  Applied Materials, Inc.(+)                                     8,088
                   400  Cypress Semiconductor Corp.(+)                                 8,450

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------

                 2,000  JDS Uniphase Corp.(+)                                  $     100,124
                 3,400  Lattice Semiconductor Corp.(+)                                56,525
                 1,500  Linear Technology Corp.                                       70,968
                   100  Maxim Integrated Products, Inc.(+)                             5,100
                   100  Micron Technology, Inc.(+)                                     3,150
                   600  PMC-Sierra, Inc.(+)                                           55,313
                   400  Xilinx, Inc.                                                  15,600
                                                                         -----------------------
                                                                                     366,406
                                                                         -----------------------
SOFTWARE & SERVICES - 4.3%
COMPUTER SOFTWARE - 3.5%
                 2,500  BEA Systems, Inc.(+)                                         146,405
                   500  Citrix Systems, Inc.(+)                                       11,906
                 2,100  Gemstar International Group Ltd.(+)                           85,444
                 2,100  Microsoft Corp.(+)                                           120,488
                 2,300  NCR Corp.(+)                                                 108,675
                 1,200  Network Associates Inc.(+)                                    15,600
                 3,500  Parametric Technology Corp.(+)                                38,938
                   600  Siebel Systems, Inc.(+)                                       41,925
                 2,100  Symantec Corp.(+)                                             75,600
                   700  TIBCO Software Inc.(+)                                        24,238
                   669  Veritas Software Corp.(+)                                     65,269
                                                                         -----------------------
                                                                                     734,488
                                                                         -----------------------
INTERNET - 0.8%
                 1,700  Akamai Technologies, Inc.(+)                                  48,875
                   600  America Online, Inc.(+)                                       24,366
                 4,600  E*trade Group Inc.(+)                                         36,800
                 1,800  eBay Inc.(+)                                                  61,763
                                                                         -----------------------
                                                                                     171,804
                                                                         -----------------------
                                                                                     906,292
                                                                         -----------------------
TELECOMMUNICATIONS - 1.2%
TELEPHONE - 0.8%
                   700  BroadWing Inc.(+)                                             15,050
                 3,500  Global Crossing Ltd.(+)                                       43,313
                 1,600  Level 3 Communications, Inc.(+)                               43,000
                 1,300  Qwest Communications International Inc.(+)                    49,075
                   600  WorldCom, Inc.(+)                                              8,963
                                                                         -----------------------
                                                                                     159,401
                                                                         -----------------------
WIRELESS TELECOMMUNICATIONS - 0.4%
                 1,600  Nextel Communications, Inc.(+)                                49,599
                 2,000  Sprint Corp. PCS (+)                                          45,375
                                                                         -----------------------
                                                                                      94,974
                                                                         -----------------------
                                                                                     254,375
                                                                         -----------------------
UTILITIES - 11.9%
ELECTRICAL UTILITY - 11.5%
                 4,900  Ameren Corp.                                                 217,438
                 6,900  C P & L Energy Inc.                                          297,993
                 5,600  Cinergy Corp.                                                178,850
                 3,700  CMS Energy Corp.                                             102,906
                 3,300  Consolidated Edison, Inc.                                    122,925
                 7,400  DTE Energy Co.                                               280,738

The Accompanying Notes are an Integral Part of the Financial Statements.    3

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------- -----------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 20

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------
                 1,400  Dynegy Inc. Cl A                                   $          61,950
                 6,500  Entergy Corp.                                                267,313
                 4,300  GPU Inc.                                                     151,306
                 4,200  PG&E Corp.                                                   115,238
                 6,500  Pinnacle West Capital Corp.                                  302,655
                 3,500  Texas Utilities Co.                                          139,781
                 8,700  Wisconsin Energy Corp.                                       185,419
                                                                         -----------------------
                                                                                   2,424,512
                                                                         -----------------------
GAS & WATER UTILITIES - 0.4%
                 3,500  NiSource Inc.                                                 89,906
                                                                         -----------------------
                                                                                   2,514,418
                                                                         -----------------------
TOTAL COMMON STOCKS                                                               19,725,534
                                                                         -----------------------
   (Cost $18,486,567)

SHORT-TERM INVESTMENTS - 6.7%
INVESTMENT COMPANIES - 6.5%
             1,364,590  J.P. Morgan Institutional Prime Money
                           Market Fund(a)                                          1,364,590
                                                                         -----------------------
U.S. TREASURY SECURITIES - 0.2%
               $50,000  U.S. Treasury Notes, 5.25%, 5/31/01                           49,766
                                                                         -----------------------
TOTAL SHORT-TERM INVESTMENTS                                                       1,414,356
                                                                         -----------------------
  (Cost $1,414,237)
TOTAL LONG POSITIONS - 100.0%                                                     $21,139,89
                                                                         =======================
  (Cost $19,900,804)

TOTAL SHORT POSITIONS(@) - 100%

COMMON STOCKS - 100.0%
CAPITAL MARKETS - 1.1%
SECURITIES & ASSET MANAGEMENT - 1.1%
                 (700)  Legg Mason, Inc.                                            (31,938)
                 (500)  Neuberger Berman Inc.                                       (33,281)
               (4,900)  Schwab (Charles) Corp.                                     (135,669)
                                                                         -----------------------
                                                                                   (200,888)
                                                                         -----------------------
COMPUTER HARDWARE - 1.5%
COMPUTER HARDWARE & BUSINESS MACHINES - 1.5%
               (2,800)  Apple Computer, Inc.(+)                                     (46,200)
                 (166)  Avaya Inc.(+)                                                (1,941)
               (1,800)  Cabletron Systems, Inc.(+)                                  (28,350)
               (1,900)  Gateway Inc.(+)                                             (36,100)
                 (900)  Hewlett-Packard Co.                                         (28,462)
               (1,600)  Lexmark International Group, Inc. Cl A(+)                   (73,600)
                 (500)  Network Appliances, Inc.(+)                                 (24,687)
                 (900)  Pitney Bowes, Inc.                                          (26,156)

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------

               (3,400)   Xerox Corp.                                         $     (23,588)
                                                                         -----------------------
                                                                                   (289,084)
                                                                         -----------------------
CONSUMER CYCLICAL - 3.4%
AIRLINES - 2.2%
                 (800)  Continental Airlines Inc.(+)                                (36,600)
               (4,900)  Delta Air Lines Inc.                                       (232,750)
               (2,900)  UAL Corp.                                                  (101,862)
               (1,600)  US Airways Group Inc.(+)                                    (61,700)
                                                                         -----------------------
                                                                                   (432,912)
                                                                         -----------------------
APPAREL & TEXTILES - 0.2%
                 (800)  NIKE, Inc.                                                  (34,100)
                                                                         -----------------------
HOTELS - 0.1%
               (2,600)  Hilton Hotels Corp.                                         (24,375)
                                                                         -----------------------
MOTOR VEHICLES & PARTS - 0.6%
               (5,100)  Ford Motor Co.                                             (116,025)
                                                                         -----------------------
RESTAURANTS - 0.3%
               (2,000)  McDonald's Corp.                                            (63,750)
                                                                         -----------------------
                                                                                   (671,162)
                                                                         -----------------------
CONSUMER SERVICES - 3.6%
ENTERTAINMENT - 1.6%
              (10,900)  Disney (Walt) Co.                                          (315,419)
                                                                         -----------------------
LEISURE - 0.8%
               (1,300)  Eastman Kodak Co.                                           (54,600)
               (1,200)  Harley-Davidson, Inc.                                       (54,525)
               (4,600)  Mattel, Inc.                                                (58,075)
                                                                         -----------------------
                                                                                   (167,200)
                                                                         -----------------------
MEDIA - 1.2%
                 (300)  AT&T Corp. - Liberty Media Group Cl A(+)                     (4,068)
               (3,200)  Tribune Co.                                                (118,400)
                 (200)  Washington Post Co. (The)                                  (115,425)
                                                                         -----------------------
                                                                                   (237,893)
                                                                         -----------------------
                                                                                   (720,512)
                                                                         -----------------------
CONSUMER STABLE - 7.9%
ALCOHOL - 1.8%
               (7,400)  Anheuser-Busch Companies, Inc.                             (351,037)
                                                                         -----------------------
FOOD & BEVERAGE - 4.0%
               (3,900)  Campbell Soup Co.                                          (130,162)
               (5,400)  Coca-Cola Co. (The)                                        (338,175)
                 (300)  General Mills, Inc.                                         (12,338)
               (3,600)  Hershey Foods Corp.                                        (227,700)
               (1,700)  PepsiCo, Inc.                                               (77,138)
                                                                         -----------------------
                                                                                   (785,513)
                                                                         -----------------------
HOME PRODUCTS - 2.1%
               (4,100)  Colgate-Palmolive Co.                                      (240,875)
               (6,800)  Ralston Purina Co.                                         (178,925)
                                                                         -----------------------
                                                                                   (419,800)
                                                                         -----------------------
                                                                                 (1,556,350)
                                                                         -----------------------

4   The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
NOVEMBER 30, 2000

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------
ENERGY - 9.2%
ENERGY RESERVES & PRODUCTION - 7.2%
               (3,600)  Amerada Hess Corp.                                   $     (220,500)
               (7,700)  Burlington Resources, Inc.                                 (314,256)
              (17,300)  Occidental Petroleum Corp.                                 (374,112)
               (8,500)  Phillips Petroleum Co.                                     (480,250)
               (1,100)  Tosco Corp.                                                 (31,557)
                                                                         -----------------------
                                                                                 (1,420,675)
                                                                         -----------------------
OIL REFINING - 0.2%
               (1,400)  Ultramar Diamond Shamrock Corp.                             (38,587)
                                                                         -----------------------
OIL SERVICES - 1.8%
               (1,200)  Ensco International Inc.                                    (29,176)
               (3,000)  Halliburton Co.                                            (100,125)
               (2,500)  Schlumberger Ltd.                                          (155,000)
               (1,300)  Smith International, Inc.(+)                                (75,481)
                                                                         -----------------------
                                                                                   (359,782)
                                                                         -----------------------
                                                                                 (1,819,044)
                                                                         -----------------------
FINANCE - 18.4%
BANKS - 14.4%
               (4,600)  Bank of New York Co., Inc. (The)                           (253,862)
               (8,100)  BB&T Corp.                                                 (270,337)
               (1,100)  Comerica Inc.                                               (57,269)
                 (105)  Commerce Bancshares, Inc.                                    (3,965)
               (5,700)  Fifth Third Bancorp                                        (305,662)
               (8,400)  Huntington Bancshares Inc.                                 (128,100)
               (2,300)  M & T Bank Corp.                                           (125,948)
                 (700)  Marshall & Ilsley Corp.                                     (29,837)
               (3,900)  Mellon Bank Corp.                                          (182,812)
                 (300)  Mercantile Bankshares Corp.                                 (11,513)
               (8,600)  National City Corp.                                        (212,850)
               (3,400)  Northern Trust Corp.                                       (292,825)
               (1,400)  Old Kent Financial Corp.                                    (54,425)
               (2,100)  State Street Corp.                                         (270,900)
               (3,700)  Union Planters Corp.                                       (125,800)
               (2,800)  Wachovia Corp.                                             (140,175)
               (5,200)  Wells Fargo & Co.                                          (246,675)
               (2,400)  Zions Bancorporation                                       (131,100)
                                                                         -----------------------
                                                                                 (2,844,055)
                                                                         -----------------------
FINANCIAL SERVICES - 3.0%
               (3,700)  American Express Co.                                       (203,269)
               (1,400)  Household International, Inc.                               (69,825)
               (2,100)  Marsh & McLennan Companies, Inc.                           (241,762)
               (2,000)  MBNA Corp.                                                  (71,375)
                                                                         -----------------------
                                                                                   (586,231)
                                                                         -----------------------
THRIFTS - 1.0%
               (1,200)  Astoria Financial Corp.                                     (53,700)
               (2,700)  Golden West Financial Corp. (Del.)                         (158,119)
                                                                         -----------------------
                                                                                   (211,819)
                                                                         -----------------------
                                                                                 (3,642,105)
                                                                         -----------------------

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------

HEALTH SERVICES & SYSTEMS - 2.4%
MEDICAL PRODUCTS & SUPPLIES - 1.9%
               (1,300)  Baxter International, Inc.                           $     (112,531)
               (3,000)  Becton Dickinson & Co.                                     (102,000)
                 (600)  Guidant Corp.(+)                                            (32,362)
                 (100)  Johnson & Johnson                                           (10,001)
               (2,100)  Medtronic, Inc.                                            (111,825)
                                                                         -----------------------
                                                                                   (368,719)
                                                                         -----------------------
MEDICAL PROVIDERS & SERVICES - 0.5%
               (1,000)  Wellpoint Health Networks Inc.(+)                          (107,812)
                                                                         -----------------------
                                                                                   (476,531)
                                                                         -----------------------
INDUSTRIAL CYCLICAL - 12.1%
CHEMICALS - 3.9%
               (9,600)  du Pont (E.I.) de Nemours & Co.                            (406,200)
               (7,200)  Great Lakes Chemical Corp.                                 (251,550)
               (1,200)  Minnesota Mining & Manufacturing Co.                       (119,850)
                                                                         -----------------------
                                                                                   (777,600)
                                                                         -----------------------
DEFENSE/AEROSPACE - 1.3%
               (1,700)  Boeing Co.                                                 (117,406)
                 (500)  Lockheed Martin Corp.                                       (17,051)
               (2,300)  Raytheon Co. Cl B                                           (80,644)
                 (600)  United Technologies Corp.                                   (42,487)
                                                                         -----------------------
                                                                                   (257,588)
                                                                         -----------------------
ELECTRICAL EQUIPMENT - 1.9%
               (2,000)  Dover Corp.                                                 (81,875)
               (5,700)  Lucent Technologies Inc.                                    (88,706)
               (7,000)  Motorola, Inc.                                             (140,437)
                 (900)  QUALCOMM Inc.(+)                                            (72,225)
                                                                         -----------------------
                                                                                   (383,243)
                                                                         -----------------------
FOREST PRODUCTS & PAPER - 1.1%
               (1,300)  Boise Cascade Corp.                                         (37,538)
               (1,000)  Bowater Inc.                                                (53,312)
               (4,000)  Mead Corp. (The)                                           (105,750)
                 (600)  Weyerhaeuser Co.                                            (26,251)
                                                                         -----------------------
                                                                                   (222,851)
                                                                         -----------------------
HEAVY ELECTRICAL EQUIPMENT - 0.8%
               (3,800)  Rockwell International Corp.                               (152,950)
                                                                         -----------------------
HEAVY MACHINERY - 0.5%
               (2,300)  Deere & Co.                                                 (93,581)
                                                                         -----------------------
INDUSTRIAL PARTS - 0.5%
               (1,600)  Illinois Tool Works Inc.                                    (90,100)
                                                                         -----------------------
RAILROADS - 0.9%
               (5,300)  CSX Corp.                                                  (137,469)
               (2,900)  Norfolk Southern Corp.                                      (41,687)
                                                                         -----------------------
                                                                                   (179,156)
                                                                         -----------------------

The Accompanying Notes are an Integral Part of the Financial Statements.      5

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
NOVEMBER 30, 2000

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT - 1.2%
               (3,800)  United Parcel Service, Inc. Cl B                     $     (230,612)
                                                                         -----------------------
                                                                                 (2,387,681)
                                                                         -----------------------
INSURANCE - 8.6%
LIFE & HEALTH INSURANCE - 2.5%
               (2,300)  United HealthCare Corp.                                    (269,819)
               (8,300)  UNUM Corp.                                                 (224,100)
                                                                         -----------------------
                                                                                   (493,919)
                                                                         -----------------------
PROPERTY AND CASUALTY INSURANCE - 6.1%
               (6,000)  Chubb Corp.                                                (489,000)
               (1,800)  Cincinnati Financial Corp.                                  (65,812)
               (2,400)  Jefferson-Pilot Corp.                                      (163,800)
               (1,400)  Mercury General Corp.                                       (53,988)
               (1,600)  Progressive Corp. (Ohio)                                   (149,700)
               (4,800)  SAFECO Corp.                                               (128,700)
               (3,200)  St. Paul Companies, Inc.                                   (160,400)
                                                                         -----------------------
                                                                                 (1,211,400)
                                                                         -----------------------
                                                                                 (1,705,319)
                                                                         -----------------------
PHARMACEUTICALS - 4.9%
DRUGS - 4.9%
               (1,400)  American Home Products Corp.                                (84,175)
               (1,800)  Biogen, Inc.(+)                                             (98,550)
               (1,700)  Bristol-Myers Squibb Co.                                   (117,831)
               (3,100)  Chiron Corp.(+)                                            (126,712)
                 (700)  IDEC Pharmaceuticals Corp.(+)                              (121,844)
               (2,600)  Immunex Corp.(+)                                            (96,687)
               (2,400)  MedImmune, Inc.(+)                                         (127,650)
                 (300)  Vertex Pharmaceuticals, Inc.(+)                             (16,763)
               (3,800)  Watson Pharmaceuticals, Inc.(+)                            (174,800)
                                                                         -----------------------
                                                                                   (965,012)
                                                                         -----------------------
REAL ESTATE INVESTMENT TRUSTS - 1.6%
                 (200)  AMB Property Corp.                                           (4,763)
               (2,600)  Archstone Communities Trust                                 (62,887)
               (1,400)  AvalonBay Communities Inc.                                  (65,537)
               (1,600)  Boston Properties Inc.                                      (67,900)
               (2,400)  Duke-Weeks Realty Corp.                                     (54,600)
               (1,100)  Spieker Properties, Inc.                                    (57,475)
                                                                         -----------------------
                                                                                   (313,162)
                                                                         -----------------------
RETAIL - 4.1%
CLOTHING STORES - 0.5%
               (6,100)  Nordstrom, Inc.                                             (97,981)
                                                                         -----------------------
DEPARTMENT STORES - 2.1%
               (2,800)  Costco Companies, Inc.(+)                                   (91,350)
              (15,200)  Kmart Corp.(+)                                              (83,600)
               (5,900)  Penney (J.C.) Co., Inc.                                     (56,787)
               (3,600)  Sears, Roebuck & Co.                                       (116,784)
               (1,300)  Wal-Mart Stores, Inc.                                       (67,844)
                                                                         -----------------------
                                                                                   (416,365)
                                                                         -----------------------

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------

GROCERY STORES - 0.3%
               (2,800)  Albertson's Inc.                                      $     (71,575)
                                                                         -----------------------
SPECIALTY STORES - 1.2%
                 (600)  Circuit City Stores-Circuit City Group                       (7,613)
               (2,100)  CVS Corp.                                                  (119,437)
               (2,300)  Walgreen Co.                                               (102,494)
                                                                         -----------------------
                                                                                   (229,544)
                                                                         -----------------------
                                                                                   (815,465)
                                                                         -----------------------
SEMICONDUCTORS - 1.2%
               (2,300)  Advanced Micro Devices, Inc.(+)                             (35,075)
                 (200)  Broadcom Corp.(+)                                           (19,500)
                 (300)  Conexant Systems, Inc.(+)                                    (6,095)
               (2,400)  Intel Corp.                                                 (91,350)
               (1,700)  LSI Logic Corp.(+)                                          (30,600)
               (1,200)  National Semiconductor Corp.(+)                             (22,275)
                 (400)  Texas Instruments Inc.                                      (14,925)
                                                                         -----------------------
                                                                                   (219,820)
                                                                         -----------------------
SOFTWARE & SERVICES - 6.4%
COMPUTER SOFTWARE - 4.3%
                 (200)  Adobe Systems Inc.                                          (12,675)
                 (800)  Applera Corp.-Applied Biosystems Group                      (66,100)
               (5,500)  BMC Software Inc.(+)                                        (95,219)
               (6,100)  Computer Associates International, Inc.                    (159,362)
               (3,300)  Electronic Arts Inc.(+)                                    (117,769)
               (2,100)  International Business Machines Corp.                      (196,350)
               (1,900)  Intuit Inc.(+)                                              (86,569)
               (2,600)  Novell, Inc.(+)                                             (13,812)
                 (600)  Oracle Corp.(+)                                             (15,900)
               (2,700)  PeopleSoft, Inc.(+)                                         (89,775)
                                                                         -----------------------
                                                                                   (853,531)
                                                                         -----------------------
INFORMATION SERVICES - 1.0%
               (2,400)  Interpublic Group of Companies, Inc.                        (93,750)
               (1,300)  Omnicom Group Inc.                                         (102,212)
                                                                         -----------------------
                                                                                   (195,962)
                                                                         -----------------------
INTERNET - 1.1%
               (1,600)  Ariba, Inc.(+)                                              (99,600)
                 (800)  Commerce One, Inc.(+)                                       (23,050)
               (1,500)  Exodus Communications, Inc.(+)                              (34,125)
                 (400)  FreeMarkets, Inc.(+)                                        (12,825)
                 (600)  Vitria Technology, Inc.(+)                                   (9,376)
               (1,000)  Yahoo! Inc.(+)                                              (39,625)
                                                                         -----------------------
                                                                                 (1,268,094)
                                                                         -----------------------
TELECOMMUNICATIONS - 1.3%
TELEPHONE - 1.1%
               (5,000)  AT&T Corp.                                                  (98,125)
               (1,300)  BellSouth Corp.                                             (54,356)

6    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

Shares                                                                             VALUE
---------------------------------------------------------------------------------------------
                 (900)  Time Warner Telecom Inc. Cl A                    $          (43,088)
                 (300)  Verizon Communications                                      (16,857)
                                                                         -----------------------
                                                                                   (212,426)
                                                                         -----------------------
WIRELESS TELECOMMUNICATIONS - 0.2%
               (2,900)  AT&T Wireless Group(+)                                      (52,200)
                                                                         -----------------------
                                                                                   (264,626)
                                                                         -----------------------
UTILITIES - 12.3%
ELECTRICAL UTILITY - 12.2%
               (3,200)  Allegheny Energy, Inc.                                     (133,600)
               (1,700)  American Electric Power                                     (78,200)
               (5,600)  Calpine Corp.(+)                                           (198,800)
               (4,900)  Constellation Energy Group                                 (199,369)
               (3,300)  Dominion Resources Inc./Va                                 (198,000)
               (4,300)  Duke Energy Corp.                                          (386,731)
               (3,000)  Edison International                                        (68,812)
               (5,900)  Exelon Corp.                                               (390,875)
               (9,100)  Potomac Electric Power Co.                                 (208,731)
               (1,400)  PP&L Resources, Inc.                                        (58,450)
               (2,500)  Reliant Energy, Inc.                                        (98,125)
               (9,600)  Southern Co.                                               (303,000)
               (2,600)  TECO Energy, Inc.                                           (76,050)
                                                                         -----------------------
                                                                                 (2,398,743)
                                                                         -----------------------
GAS & WATER UTILITIES - 0.1%
               (1,100)  American Water Works Co.                                    (27,363)
                                                                         -----------------------
                                                                                 (2,426,106)
                                                                         -----------------------
TOTAL SHORT POSITIONS                                                          $(19,740,961)
                                                                         =======================
  (Proceeds $18,532,776)

(a) Money market mutual fund registered under the Investment Co. Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(e) Securities are pledged with brokers as collateral for short sales.
(i) Foreign security
 #  Percentage of long positions
 @  Percentage of short positions
(+) Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.    7

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Value (Cost $19,900,804)                            $21,139,890
Deposit with Brokers for Securities Sold Short                      20,108,497
Cash                                                                   494,622
Receivable for Investments Sold                                        615,431
Dividend and Interest Receivable                                       146,777
Receivable for Expense Reimbursement                                    21,636
Prepaid Expenses and Other Assets                                        1,237
                                                                   -------------
TOTAL ASSETS                                                        42,528,090
                                                                   -------------
LIABILITIES
Securities Sold Short at Value (Proceeds $18,532,776)               19,740,961
Payable for Investments Purchased                                      602,264
Dividends Payable on Securities Sold Short                              38,394
Advisory Fee Payable                                                    27,147
Shareholder Servicing Fee Payable                                        1,810
Administrative Services Fee Payable                                        859
Administration Fee Payable                                                 157
Fund Services Fee Payable                                                  134
Accrued Expenses and Other Liabilities                                  24,769
                                                                   -------------
TOTAL LIABILITIES                                                   20,436,495
                                                                   -------------
NET ASSETS
Applicable to 1,502,193 Institutional Shares outstanding            $22,091,595
                                                                   =============
Net Asset Value, Offering and Redemption Price per
Share (par value $0.001, unlimited share authorized)                     $14.71
                                                                   =============
ANALYSIS OF NET ASSETS
Paid-in Capital                                                     $21,834,139
Undistributed Net Investment Income                                    564,873
Accumulated Net Realized Loss                                        (338,318)
Net Unrealized Appreciation on Investments                              30,901
                                                                   -------------
NET ASSETS                                                          $22,091,595
                                                                   =============

8    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Interest Income                                                      $  577,889
Dividend Income (Net of Foreign Withholding Tax of $955)                226,082
Dividend Income from Affiliated Investment
  (includes reimbursement from affiliate of $989)                         1,116
                                                                   --------------
   Investment Income                                                    805,087
                                                                   --------------
EXPENSES
Advisory Fee                                                            150,266
Dividends on Securities Sold Short                                      172,882
Professional Fee                                                         19,693
Custody Fee                                                              12,549
Shareholder Servicing Fee                                                10,018
Printing Expenses                                                         8,125
Distribution Fee                                                          6,750
Administrative Service Fee                                                4,802
Registration Fee                                                            532
Administration Fee                                                          121
Trustee's Fees and Expenses                                                  52
Fund Services Fee                                                            14
Miscellaneous                                                            16,547
                                                                   --------------
   Total Expenses                                                       402,351
Less: Reimbursement of Expenses                                       (103,258)
                                                                   --------------
   Net Expenses                                                         299,093
                                                                   --------------
NET INVESTMENT INCOME                                                   505,994
                                                                   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON
Investment Transactions                                                 75,765
Futures Contracts                                                       20,964
Securities Sold Short                                                   76,685
                                                                   -------------
   Net Realized Gain                                                   173,414
                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investment Transactions                                              1,178,483
Securities Sold Short                                                (799,090)
                                                                   -------------
   Net Change in Unrealized Appreciation (Depreciation)                 379,393
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,058,801
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.   9

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2000

INCREASE IN NET ASSETS                                     NOVEMBER 30, 2000       MAY 31, 2000
FROM OPERATIONS
Net Investment Income                                        $    505,994            $  456,158
Net Realized Gain (Loss) on Investments, Futures
  Contracts and Securities Sold Short                             173,414             (338,051)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments and Securities Sold Short                        379,393             (232,258)
                                                           -----------------    ---------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                  1,058,801             (114,151)
                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                           (128,376)             (324,888)
Net Realized Gains                                                     -              (164,526)
In Excess of Net Realized Gains                                        -              (179,811)
                                                           ----------------    ----------------
   Total Distributions to Shareholders                          (128,376)             (669,225)
                                                           ----------------    ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                8,504,256            2,500,000
Reinvestment of Distributions                                     128,376              669,225
                                                           ----------------    ----------------
   Net Increase from Transactions in Shares
     of Beneficial Interest                                     8,632,632            3,169,225
                                                           -----------------    ---------------
   Total Increase in Net Assets                                 9,563,057            2,385,849
                                                           -----------------    ---------------
NET ASSETS
Beginning of Period                                            12,528,538           10,142,689
                                                           -----------------    ---------------
End of Period                                                 $22,091,595          $12,528,538
                                                           ==================    ==============
Undistributed Net Investment Income                              $564,873             $187,255
                                                           ==================    ==============
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST - INSTITUTIONAL SHARES
Shares of Beneficial Interest Sold                                599,341              177,683
Shares of Beneficial Interest Reinvested                            9,066               47,228
                                                           ------------------    --------------
   Net Increase in Transactions in Shares of
     Beneficial Interest                                          608,407              224,911
                                                           ==================    ==============

10   The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD ARE AS FOLLOWS:

                                                                                               FOR THE PERIOD
                                                              FOR THE                         DECEMBER 31, 1998
                                                         SIX MONTHS ENDED       FOR THE       (COMMENCEMENT OF
                                                         NOVEMBER 30, 2000     YEAR ENDED    OPERATIONS) THROUGH
                                                            (UNAUDITED)       MAY 31, 2000      MAY 31, 1999
                                                        --------------------------------------------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                $14.02              $15.16             $15.00
                                                        --------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.27                0.60                0.13
Net Realized and Unrealized Gain (Loss) on Investments         0.52               (0.75)               0.07
                                                        --------------------------------------------------------
Total from Investment Operations                               0.79               (0.15)               0.20
                                                        --------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.10)              (0.48)             (0.04)
Net Realized Gains                                               -                (0.24)                -
        In Excess of Net Realized Gains                          -                (0.27)                -
                                                        --------------------------------------------------------
Total Distributions to Shareholders                          (0.10)              (0.99)             (0.04)
                                                        --------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                     $14.71              $14.02             $15.16
                                                        ========================================================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 5.66%(a)            (0.99)%            1.34%(a)
Net Assets, End of Period (in thousands)                     $22,092             $12,529            $10,143
Ratios to Average Net Assets
   Net Expenses (Excluding Dividend Expense)                 1.25%(b)             1.50%            2.00%(b)
   Net Investment Income                                     5.05%(b)             4.46%            2.14%(b)
   Expenses without Reimbursement (Including
     Dividend Expense)                                       4.02%(b)             3.69%            5.66%(b)
Portfolio Turnover                                              65%                165%              195%

(a)  Not annualized
(b)  Annualized

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Organization--J.P. Morgan Market Neutral Fund (the "Fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "Trust"), which was organized on August 15, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares, Institutional Shares and Select Shares. Currently, the Fund only offers Institutional Shares. The investment objective is to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund commenced operations on December 31, 1998. The Declaration of Trust permits the Trustees to issue an unlimited number of shares in the Fund.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    Security Valuation--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Security Transactions--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    Investment Income--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    Futures Contracts--The Fund may enter into futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Fund will recognize a gain or loss when the contract is closed or expires.

    Short Sales--The Fund may engage in short sales (selling securities it does not own) as part of their normal investment activities. These short sales are collateralized by cash deposits and securities made with the applicable broker. The collateral required is determined daily by reference to the market value of the short positions. One broker holds such collateral for the Fund. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to market value risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the brokers.

    Income Tax Status--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    Distributions to Shareholders--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are paid annually.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    Advisory--The Trust, on behalf of the Fund, has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Fund pays JPMIM at an annual rate of 1.50% of the Fund's average daily net assets.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    The Fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investment is the amount the Fund earned.

    Administrative Services--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Trust. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Trust is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Trust to the extent the total operating expenses (excluding interest and dividend expenses, taxes and extraordinary expenses) of the Fund, exceed 1.25% of the Fund's average daily net assets through September 30, 2001.

    Administration--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    Shareholder Servicing--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund.

    Fund Services--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    Trustees--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $3.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

  Investment transactions (excluding short-term investments) for the six months ended November 30, 2000 were as follows:

                        COST OF PURCHASES       PROCEEDS FROM SALES
                      ---------------------   ----------------------
   Long Positions          $18,763,606              $11,708,176
   Short Positions          19,306,703               11,829,339
                      ---------------------   ----------------------
                           $38,070,309              $23,537,515
                      =====================   ======================

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
4. BANK LOANS

    The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

[back cover]

J.P. MORGAN INSTITUTIONAL FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Large Cap Growth Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Market Neutral Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware Disciplined Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       SmartIndex(tm) Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                     MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24256   0101